STOCKHOLDERS EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
STOCKHOLDERS' EQUITY
STOCKHOLDERS' EQUITY

11.STOCKHOLDERS’ EQUITY

As of March 31, 2022 and December 31, 2021, the Company was authorized to issue 300,000,000 shares of common stock and 60,000,000 shares of Preferred Stock, of which 24,000,000 shares were designated as Series A-1 Preferred Stock and 16,500,000 shares were designated as Series B Preferred Stock.

Common Stock—As of March 31, 2022 and December 31, 2021, the Company has a single class of common stock.

On October 15, 2020, the Company received net proceeds of $12,332,700 from its initial public offering (“IPO”), after deducting underwriting discounts and commissions of $1,275,000 and other offering expenses of $1,392,300 incurred. The Company issued and sold 1,250,000 shares of common stock in the IPO at a price of $12.00 per share.

On July 2, 2021, the Company received net proceeds of $37,118,100 from its public offering, after deducting underwriting discounts and commissions of $2,494,900 and other offering expenses of $457,000 incurred. The Company issued and sold 8,000,000 shares of common stock in the public offering at a price of $5.00 per share.

Below is a table that outlines the initial value of issuances allocated to the IPO and public offering of common stock and the IPO and public offering common stock discount amortization, during the three months ended March 31:

	2022	2021
Common Stock
Balance at January 1,	$48,264,300	$11,975,400
Common stock initial public offering discount amortization	24,700	24,700
Common stock public offering discount amortization	60,400	—
Balance at March 31,	$48,349,400	$12,000,100

The Company has never paid dividends and has no plans to pay dividends on common stock. As of December 31, 2017, the Company adopted the 2017 Plan.

As of June 25, 2021, the Company adopted the 2021 Plan. Under the 2021 Plan, the Board approved an additional 200,000 shares to be reserved and authorized under the 2021 Plan plus any unallocated shares from the 2017 Plan.

There were 880,785 shares and 433,895 shares available for issuance as of March 31, 2022, and December 31, 2021, respectively.

Representative’s Warrants—In connection with the IPO on October 15, 2020, the Company granted the underwriters warrants (the “Underwriters’ Warrants”) to purchase an aggregate of 62,500 shares of common stock at an exercise price of $15.00 per share, which is 125% of the initial public offering price. The Underwriters’ Warrants have a five-year term and are not exercisable prior to April 13, 2021. All of the Underwriters’ Warrants were outstanding at March 31, 2022.

These warrants were equity classified. As of March 31, 2022 and December 31, 2021, the warrant fair values of $232,600 and $257,300, respectively, is reflected as additional paid-in capital. On the issuance date, the Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions on October 15, 2020:

Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%

In connection with the public offering on July 2, 2021, the Company granted the underwriters warrants (the “Additional Underwriters’ Warrants”) to purchase an aggregate of 400,000 shares of common stock at an exercise price of $6.25 per share, which is 125% of the initial public offering price. The Additional Underwriters’ Warrants have a five-year term and are not exercisable prior to January 2, 2022. All of the Additional Underwriters’ Warrants were outstanding at March 31, 2022.

These warrants were equity classified. As of March 31, 2022 and December 31, 2021, the fair value of the warrants was $868,900 and $929,300, respectively, and is reflected as additional paid-in capital.. On the issuance date, the Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions on July 2, 2021:

Risk-free interest rate	0.40%
Expected volatility	98.27%
Expected life (years)	2.75
Expected dividend yield	0%

10.STOCKHOLDERS’ EQUITY

On June 17, 2020, the Company filed an amendment to its amended and restated certificate of incorporation to complete a 1-for-3.494 reverse split of the Company’s outstanding shares of common stock.

Accordingly, unless otherwise noted, all share and per share information has been restated to retroactively show the effect of these stock splits during the years ended December 31, 2021 and 2020.

As of December 31, 2021 and 2020, the Company was authorized to issue 300,000,000 shares of common stock and 60,000,000 shares and of Preferred Stock, of which 24,000,000 shares were designated as Series A-1 Preferred Stock. Additionally, 16,500,000 shares and 14,130,435 shares were designated as Series B Preferred Stock as of December 31, 2021 and 2020, respectively.

Common Stock—As of December 31, 2021 and 2020, the Company has a single class of common stock.

On October 15, 2020, the Company received net proceeds of $12,332,700 from its IPO, after deducting underwriting discounts and commissions of $1,275,000 and other offering expenses of $1,392,300 incurred. The Company issued and sold 1,250,000 shares of common stock in the IPO at a price of $12.00 per share. In connection with the IPO, all shares of the Company’s Series A-1 Preferred Stock and Series B Preferred Stock were converted into 624,594 and 469,136 shares of common stock, respectively.

On July 2, 2021, the Company received net proceeds of $37,118,100 from a public offering, after deducting underwriting discounts and commissions of $2,424,900 and other offering expenses of $457,000 incurred. The Company issued and sold 8,000,000 shares of common stock in the public offering at a price of $5.00 per share.

Below is a table that outlines the initial value of issuances allocated to the IPO and public offering of common stock and the IPO and public offering common stock discount amortization, during the year ended December 31, 2021:

	2021	2020
Common Stock
Balance at January 1,	$11,975,400	$—
Common stock issuance from public offering, net of underwriting discounts and commissions and other offering expenses	37,118,100	—
Common stock public offering discount	(1,051,200)	—
Common stock issuance from Initial Public Offering, net of underwriting discounts and commissions and other offering expenses	—	12,332,700
Common stock Initial Public Offering discount	—	(377,000)
Common stock Initial Public Offering discount amortization	100,000	19,700
Common stock public offering discount amortization	122,000	—
Balance at December 31,	$48,264,300	$11,975,400

On June 8, 2020, the Company agreed to amend the warrant vesting schedule such that the warrants became immediately exercisable for each warrant holder. On June 8, 2020, warrant holders exercised their option to purchase 335,982 shares of common stock for proceeds of $1,200. Then, on June 10, 2020, warrant holders exercised their option to purchase an additional 1,063,939 shares of common stock for proceeds of $3,700.

On June 8, 2020, the Company issued 3,106 and 430 shares of common stock to the Company’s Chief Medical Officer and another employee, respectively. In addition, on June 19, 2020, the Company issued 402,000 and 320,000 shares of common stock to the Company’s Chief Financial Officer and Chief Operating Officer (“the CFO and COO”) and Chief Strategy and Innovation Officer (“the CSIO”), respectively. The shares were issued in exchange for services rendered and no cash considerations. These issuances resulted in $9,432,000 in stock compensation expenses.

Each holder of outstanding shares of common stock shall be entitled to one vote in respect of each share. The number of authorized shares of common stock may be increased or decreased by the affirmative vote of a majority of the outstanding shares of common stock and preferred stock voting together as a single class.

The Company has never paid dividends and has no plans to pay dividends on common stock. As of December 31, 2017, the Company adopted the 2017 Plan. On September 25, 2019, the Board approved an additional 10,000,000 shares to be reserved and authorized under the 2017 Plan. This approval increased the total number of authorized shares from 20,000,000 to 30,000,000. After the reverse stock splits, the total number of authorized shares was updated to 858,615. On June 19, 2020, the Board approved an additional 850,000 shares to be reserved and authorized under the 2017 Plan. This approval increased the total number of authorized shares from 858,615 to 1,708,615.

As of June 25, 2021, the Company adopted the 2021 Plan. Under the 2021 Plan, the Board approved an additional 200,000 shares to be reserved and authorized under the 2021 Plan plus any unallocated shares from the 2017 Plan.

There were 433,895 shares and 270,933 shares available for issuance as of December 31, 2021 and 2020, respectively.

Series B Preferred Stock—On January 24, 2020, the Company issued 4,782,608 shares of Series B Preferred Stock for $2,200,000. On January 29, 2020, the Company filed a certificate of correction to its amended and restated its certificate of incorporation to authorize the issuance of up to 16,500,000 shares of Series B Preferred Stock. On January 31, 2020, the Company issued an additional 1,739,130 shares of Series B Preferred Stock for $800,000.

On matters submitted to a vote of the stockholders of the Company, Series B Preferred Stock, Series A-1 Preferred Stock, and common stock vote together as one class, with the vote of the Series B Preferred Stock on an as-converted basis. Each holder of Series B Preferred Stock shall have a number of votes equal to the shares of common stock into which the shares of Series B Preferred Stock held by such holder are then convertible.

With respect rights on liquidation, winding up and dissolution, shares of Series B Preferred Stock rank senior to all shares of common stock, but not senior to Series A-1 Preferred Stock.

Each share of Series B Preferred Stock is convertible at any time at the option of the holder at the then current conversion rate. In addition, upon the closing of the sale of shares of common stock to the public in an IPO pursuant to an effective registration statement under the Securities Act of 1933, as amended, all shares of preferred stock shall automatically be converted into shares of common stock at the then effective conversion rate.

Accordingly, in connection with the IPO, all shares of the Company’s Series B Preferred Stock were converted into 469,136 shares of common stock on October 15, 2020.

Below is a table that outlines the initial value of issuances allocated to Series B Preferred Stock, the Series B Preferred Stock discount amortized, and value of Series B Preferred Stock that was converted into additional-paid-in-capital during the year ended December 31:

2020
Series B Preferred Stock
Balance at January 1,	$1,306,900
Series B Preferred Stock proceeds	3,000,000
Series B Preferred Stock discount	(2,668,300)
Series B Preferred Stock discount amortization	692,700
Series B Preferred Stock conversion to common stock	(2,331,300)
Balance at December 31,	$—

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or the occurrence of a liquidation, the holders of the shares of Series B Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of common stock by reason of their ownership thereof, an amount per share equal to $0.46, the original issue price.

Warrants Underlying Series B Preferred Stock—In connection with the sale of the Series B Preferred Stock, each investor was issued warrants to purchase 0.0859 shares of common stock for each share of Series B Preferred Stock purchased at a price of $0.003494 per share of common stock. Under the original terms of the warrant agreements, the warrants become have exercisable in accordance with the schedule set forth below following completion by the Company of an IPO and thereafter may be exercised at any time prior to expiration ten years from the date of issuance.

●	30% of the warrants beginning six months after the date on which the securities of the Company are first listed on a United States national securities exchange (such date, the “Listing Date”);
●	An additional 30% of the warrants beginning nine months after the Listing Date; and
●	The remainder of the warrants beginning twelve months after the Listing Date.

On June 8, 2020, the Company agreed to amend the warrant vesting schedule such that the warrants became immediately exercisable for each warrant holder. Prior to that amendment, the Company had sold 16,391,397 shares of Series B Preferred Stock, which contained 1,399,921 underlying warrants to purchase common stock based on the exercise price and vesting schedule outlined above. These warrants were equity classified and the fair value of $5,533,000 was reflected as additional paid-in capital.

On June 8, 2020, warrant holders exercised their option to purchase 335,982 shares of common stock for proceeds of $1,200. Then, on June 10, 2020, warrant holders exercised their option to purchase an additional 1,063,939 shares of common stock for proceeds of $3,700. As of June 30, 2021, there were no warrants underlying Series B Preferred.

The Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions for the year ended December 31, 2020:

Risk-free interest rate	1.54% - 1.88%
Expected volatility	71.95% - 72.71%
Expected life (years)	10.00
Expected dividend yield	0%

Representative’s Warrants— In connection with the IPO on October 15, 2020, the Company granted the underwriters warrants (the “Underwriters’ Warrants”) to purchase an aggregate of 62,500 shares of common stock at an exercise price of $15.00 per share, which is 125% of the IPO price. The Underwriters’ Warrants have a five-year term and are not exercisable prior to April 13, 2021. All of the Underwriters’ Warrants were outstanding at December 31, 2021.

These warrants were equity classified. As of December 31, 2021 and 2020, the warrant fair values of $257,300 and $357,300, respectively, is reflected as additional paid-in capital. On the issuance date, the Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions on October 15, 2020:

2020
Risk-free interest rate	0.18%
Expected volatility	94.08%
Expected life (years)	2.74
Expected dividend yield	0%

In connection with the public offering on July 2, 2021, the Company granted the underwriters warrants to purchase an aggregate of 400,000 shares of common stock at an exercise price of $6.25 per share, which is 125% of the IPO price. The Underwriters’ Warrants have a five-year term and are not exercisable prior to January 2, 2022. All of the Underwriters’ Warrants were outstanding at December 31, 2021.

These warrants were equity classified. As of December 31, 2021, the warrants contained a fair value of $929,300 and is reflected as additional paid-in capital. On the issuance date, the Black-Scholes option-pricing model was used to estimate the fair value of the warrants with the following weighted-average assumptions on July 2, 2021:

Risk-free interest rate	0.40%
Expected volatility	98.27%
Expected life (years)	2.75
Expected dividend yield	0%